Interests in equity-accounted investees	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Interests in equity-accounted investees	Interests in equity-accounted investees

	2024	2023
Interest in a joint venture	$—	$97,859
Interests in associates	68,223	606
	$68,223	$98,465
On July 20, 2023, the Group acquired 50% shareholdings of an equity-accounted investee, Insighta. This involved a total consideration of $80,000 contribution in cash to the joint venture and an issuance of 1,481,481 Class A ordinary shares. The fair value of the ordinary shares issued was based on the listed share price of the Company at July 20, 2023 of $0.83 per share (equivalent to $12.51 per share after reverse stock split). The joint venture partner entered into a license agreement with the joint venture that will be automatically terminated upon the occurrence of certain events, including the cessation of business and liquidation of the joint venture.
On October 14, 2024, the Group’s shareholding in Insighta was reduced to 35% following the disposal of 15% equity interest in Insighta to a third party with a cash consideration of $30,000. As such, investment in Insighta was reclassified as interests in associate in 2024.
Particulars of equity-accounted investees of the Group are as follows:

Name of an equity-accounted investee	Place of incorporation/ operation	Particular of issued and paid-up capital	Proportion of nominal value of issue capital held by the Company				Principal activity
			2024		2023
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Insighta	Cayman Islands	2,000,000 ordinary shares	35	—	50	—	Multi-cancer genetic testing services
アクトメッド株式会社 (“ACTmed Co., Ltd.”)	Japan	1,347 ordinary shares	—	—	—	24.85	Precise cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	26.04	—	26.04	Investment holdings
Insighta
Insighta represents an associate (2023: a joint venture) in which the Group has a 35 percent (2023: 50 percent) ownership interest and joint control under a transactional agreement, while Insighta is not publicly listed.
The Group has strategically entered the precision oncology diagnostics market through the establishment of Insighta.
The following table summarizes the financial information of Insighta, for the year ended December 31, 2024 and from the period of July 20, 2023 (date of acquisition) to December 31, 2023, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group's interest in Insighta.

	2024	2023
Non-current assets	$127,005	$132,726
Current assets (including cash and cash equivalents $81,005 (2023: $79,108))	81,388	79,310
Non-current liabilities	(14,417)	(15,193)
Other payables, accruals and contract liabilities	(238)	(199)
Amount due to a related company	(1,179)	(926)
Equity	192,559	195,718
Equity attributable to owners of the parent company	96,280	n/a
Non-controlling interest	$28,884	n/a

	2024	From July 20, 2023 to December 31, 2023
Other income	$31	$580
Interest income	4,775	927
Depreciation and amortization	(5,677)	(2,142)
Other expenses	(4,459)	(1,055)
Income tax expense	841	349
Loss for the year	$(4,489)	$(1,341)
Item that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	597	—
Total comprehensive expense for the year	$(3,892)	$(1,341)
Group's share of loss and total comprehensive expense	$(1,707)	$(670)
Dividends received by the Group	$—	$—
Reconciliation of the above summarized financial information to the carrying amount of the interest in Insighta recognized in the consolidated financial statements:

	2024	2023
Net assets of Insighta	$192,559	$195,718
Carrying amount of the Group’s interest in the associate	$67,396	$97,859
Change in the group’s ownership interest in Insighta
In 2023, the Group held 50% interest in Insighta and accounted for the investment as a joint venture. In 2024, the Group disposed of 15% in Insighta to a third party for proceeds of $30,000. The Group has accounted for the remaining 35% as interests in associates. This transaction has resulted in the recognition of a gain in profit or loss, calculated as follows:

2024
Proceeds of disposal	$30,000
Fair value of interest retained - 35%	67,954
Carrying amount of interest on the date of disposal	(96,710)
Gain recognized	$1,244
ACTmed Co., Ltd
ACTmed Co., Ltd. represents an associate and is not publicly listed.
At 2023, the carrying amount of the Group’s interests in the associate was nil as the Group’s share of loss had exceeded its investment in the associate. In 2024, the Group disposed of 24.85% in ACTmed Co., Ltd. to a third party with consideration of 1 US dollar and no gain or loss recognized in profit or loss.
CERBACT
CERBACT represents an associate and was incorporated on July 12, 2021 as a limited liability company in Singapore. CERBACT is not individually material to the Group and is not publicly listed.
Aggregate information of associates that are not individually material:

	2024	2023
Carrying amount of interest in CERBACT	$827	$606
Group's share of profit/(loss) and total comprehensive income/(expense)	231	(189)